GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Dec. 26, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses
	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Salaries and Benefits	$9,601,502	$23,614,626	$19,642,206	$44,515,961
Professional Fees	3,602,429	5,142,056	7,201,764	10,427,325
Rent	8,977,156	9,274,734	17,584,889	16,409,249
Licenses, Fees and Taxes	1,713,267	5,857,171	4,964,145	8,179,070
Other General and Administrative	9,674,082	16,430,360	15,859,036	34,882,291

Total General and Administrative Expenses	$33,568,436	$60,318,947	$65,252,040	$114,413,896